Summary of Significant Accounting Policies (Details)		12 Months Ended
	Mar. 31, 2022	Sep. 30, 2024 USD ($) Segment	Sep. 30, 2023 USD ($)
Summary of Significant Accounting Policies [Line Items]
Number of operating segment (in Segment) | Segment		2
Cash equivalents
Allowance for credit losses		0	637,072
Federal deposit insurance corporation insurance limit		250,000
Acquisition associated issued	50.00%
Acquisition associated outstanding	50.00%
Total carrying value of investments			391,217
Investment owned amount		0	95,274
Impairment loss		391,217	11,914,322
Cost method investment		0
Impairment loss			5,695,589
Prepayments
Amortization period asset		1 year
Advertising costs		$ 44,488	55,889
Realized foreign currency exchange gain loss		2,225	(27,470)
Unrealized foreign currency exchange gain		$ 8,956	(3,221)
Nukkleus [Member]
Summary of Significant Accounting Policies [Line Items]
Owned subsidiaries, percentage		100.00%
Minimum [Member]
Summary of Significant Accounting Policies [Line Items]
Estimated useful life		3 years
Maximum [Member]
Summary of Significant Accounting Policies [Line Items]
Estimated useful life		5 years
Investments [Member]
Summary of Significant Accounting Policies [Line Items]
Impairment loss		$ 391,217	6,210,783
Impairment loss			$ 7,950
VIE [Member]
Summary of Significant Accounting Policies [Line Items]
Ownership percentage		20.00%
VIE [Member] | Minimum [Member]
Summary of Significant Accounting Policies [Line Items]
Ownership percentage		20.00%
VIE [Member] | Maximum [Member]
Summary of Significant Accounting Policies [Line Items]
Ownership percentage		50.00%
One supplier [Member] | Supplier Concentration Risk [Member] | Total revenues [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk, percentage		94.60%	86.80%
One customer [Member] | Customer Concentration Risk [Member] | Total Due from Affiliates [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk, percentage		35.70%
One customer [Member] | Customer Concentration Risk [Member] | Total Due from Affiliates [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk, percentage		17.10%	96.20%
One customer [Member] | Customer Concentration Risk [Member] | Total revenues [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk, percentage		81.20%	90.20%
Two Customer [Member] | Customer Concentration Risk [Member] | Total Due from Affiliates [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk, percentage		17.60%
Officer [Member] | Credit Concentration Risk [Member] | Total Due from Affiliates [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk, percentage		29.60%